Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Amounts due to related parties	¥ 384,611	¥ 687,200
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	262,712	426,420
Wuhan Weineng Battery Assets Co. Ltd.
Related Party Balances and Transactions
Amounts due to related parties	58,497
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	23,279
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	22,293	58,025
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	14,517	32,186
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	3,015
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	167	2,339
Xtronics Innovation Ltd.
Related Party Balances and Transactions
Amounts due to related parties	83	1,161
Tianjin Boyou Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	¥ 48
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties		165,219
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties		1,350
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties		¥ 500